UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Castine Capital Management, LLC

Address:  One International Place
          Suite 2401
          Boston, Massachusetts 02110

13F File Number: 028-12177

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Paul Magidson
Title:  Managing Member
Phone:  (617) 310-5190


Signature, Place and Date of Signing:

/s/ Paul Magidson             Boston, Massachusetts          February 14, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:    106

Form 13F Information Table Value Total:  $352,170
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number             Name

1.            028-13763             Castine Partners II, LP


                                                     FORM 13F INFORMATION TABLE
                                                        December 31, 2012




COLUMN 1                        COLUMN 2     COLUMN 3    COLUMN 4        COLUMN 5     COLUMN 6    COLUMN 7         COLUMN 8

                                 TITLE                   VALUE     SHRS OR  SH/ PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS        CUSIP     (X1000)   PRN AMT  PRN CALL  DISCRETION   MANGRS    SOLE     SHARED  NONE
AMERIS BANCORP                 COM           03076K108    3,327     266,372  SH        SHARED        1         266,372
AMERIS BANCORP                 COM           03076K108    2,129     170,417  SH        SOLE                    170,417
BCSB BANCORP INC               COM           055367106    1,412      99,426  SH        SHARED        1          99,426
BCSB BANCORP INC               COM           055367106      903      63,609  SH        SOLE                     63,609
BENEFICIAL MUTUAL BANCORP IN   COM           08173R104    3,374     355,194  SH        SHARED        1         355,194
BENEFICIAL MUTUAL BANCORP IN   COM           08173R104    2,032     213,867  SH        SOLE                    213,867
CAPE BANCORP INC               COM           139209100    3,710     426,888  SH        SHARED        1         426,888
CAPE BANCORP INC               COM           139209100    2,373     273,115  SH        SOLE                    273,115
CHEVIOT FINL CORP NEW          COM           16677X105    4,197     451,283  SH        SHARED        1         451,283
CHEVIOT FINL CORP NEW          COM           16677X105    2,685     288,717  SH        SOLE                    288,717
CHEMUNG FINL CORP              COM           164024101      611      20,428  SH        SHARED        1          20,428
CHEMUNG FINL CORP              COM           164024101      391      13,070  SH        SOLE                     13,070
COMERICA INC                   COM           200340107   12,028     396,429  SH        SHARED        1         396,429
COMERICA INC                   COM           200340107    7,693     253,571  SH        SOLE                    253,571
CENTURY BANCORP INC MASS       CL A NON VTG  156432106    5,129     155,674  SH        SHARED        1         155,674
CENTURY BANCORP INC MASS       CL A NON VTG  156432106    3,282      99,596  SH        SOLE                     99,596
CENTRAL PAC FINL CORP          COM NEW       154760409      852      54,647  SH        SHARED        1          54,647
CENTRAL PAC FINL CORP          COM NEW       154760409      545      34,953  SH        SOLE                     34,953
EAGLE BANCORP INC MD           COM           268948106    2,822     141,331  SH        SHARED        1         141,331
EAGLE BANCORP INC MD           COM           268948106    1,806      90,419  SH        SOLE                     90,419
EVANS BANCORP INC              COM NEW       29911Q208    2,192     141,401  SH        SHARED        1         141,401
EVANS BANCORP INC              COM NEW       29911Q208    1,402      90,464  SH        SOLE                     90,464
FIRST DEFIANCE FINL CORP       COM           32006W106    2,165     112,796  SH        SHARED        1         112,796
FIRST DEFIANCE FINL CORP       COM           32006W106    1,385      72,166  SH        SOLE                     72,166
FIRST INTST BANCSYSTEM INC     COM CL A      32055Y201    3,988     258,427  SH        SHARED        1         258,427
FIRST INTST BANCSYSTEM INC     COM CL A      32055Y201    2,551     165,333  SH        SOLE                    165,333
FIDELITY NATL INFORMATION SV   COM           31620M106    2,229      64,033  SH        SHARED        1          64,033
FIDELITY NATL INFORMATION SV   COM           31620M106    1,426      40,967  SH        SOLE                     40,967
FINANCIAL INSTNS INC           COM           317585404      679      36,437  SH        SHARED        1          36,437
FINANCIAL INSTNS INC           COM           317585404      434      23,311  SH        SOLE                     23,311
FIFTH THIRD BANCORP            COM           316773100    7,694     506,184  SH        SHARED        1         506,184
FIFTH THIRD BANCORP            COM           316773100    4,922     323,816  SH        SOLE                    323,816
FIRST MERCHANTS CORP           COM           320817109    3,620     243,937  SH        SHARED        1         243,937
FIRST MERCHANTS CORP           COM           320817109    2,316     156,063  SH        SOLE                    156,063
FOX CHASE BANCORP INC NEW      COM           35137T108    8,904     534,760  SH        SHARED        1         534,760
FOX CHASE BANCORP INC NEW      COM           35137T108    5,696     342,123  SH        SOLE                    342,123
GUARANTY BANCORP DEL           COM           40075T102       31      15,994  SH        SHARED        1          15,994
GUARANTY BANCORP DEL           COM           40075T102       20      10,226  SH        SOLE                     10,226
GLEN BURNIE BANCORP            COM           377407101      392      34,818  SH        SHARED        1          34,818
GLEN BURNIE BANCORP            COM           377407101      200      17,762  SH        SOLE                     17,762
GREENLIGHT CAPITAL RE LTD      CLASS A       G4095J109    6,686     289,675  SH        SHARED        1         289,675
GREENLIGHT CAPITAL RE LTD      CLASS A       G4095J109    4,277     185,325  SH        SOLE                    185,325
GENWORTH FINL INC              COM CL A      37247D106    2,061     274,500  SH        SHARED        1         274,500
GENWORTH FINL INC              COM CL A      37247D106    1,318     175,500  SH        SOLE                    175,500
HERITAGE FINL GROUP INC        COM           42726X102    5,294     383,907  SH        SHARED        1         383,907
HERITAGE FINL GROUP INC        COM           42726X102    3,387     245,612  SH        SOLE                    245,612
HOME FED BANCORP INC LA NEW    COM           43708L108    1,718      98,226  SH        SHARED        1          98,226
HOME FED BANCORP INC LA NEW    COM           43708L108    1,099      62,842  SH        SOLE                     62,842
HOMETRUST BANCSHARES INC       COM           437872104    1,629     120,606  SH        SHARED        1         120,606
HOMETRUST BANCSHARES INC       COM           437872104    1,042      77,160  SH        SOLE                     77,160
HUDSON VALLEY HOLDING CORP     COM           444172100    1,865     119,806  SH        SHARED        1         119,806
HUDSON VALLEY HOLDING CORP     COM           444172100    1,193      76,624  SH        SOLE                     76,624
KEYCORP NEW                    COM           493267108    9,243   1,097,740  SH        SHARED        1       1,097,740
KEYCORP NEW                    COM           493267108    5,913     702,260  SH        SOLE                    702,260
LAPORTE BANCORP INC MD         COM           516651106    1,315     152,500  SH        SHARED        1         152,500
LAPORTE BANCORP INC MD         COM           516651106      840      97,500  SH        SOLE                     97,500
MB FINANCIAL INC NEW           COM           55264U108    4,354     220,471  SH        SHARED        1         220,471
MB FINANCIAL INC NEW           COM           55264U108    2,786     141,051  SH        SOLE                    141,051
MERCHANTS BANCSHARES           COM           588448100      793      29,608  SH        SHARED        1          29,608
MERCHANTS BANCSHARES           COM           588448100      507      18,942  SH        SOLE                     18,942
METRO BANCORP INC PA           COM           59161R101    5,606     424,087  SH        SHARED        1         424,087
METRO BANCORP INC PA           COM           59161R101    3,560     269,313  SH        SOLE                    269,313
NEWBRIDGE BANCORP              COM           65080T102       83      17,823  SH        SHARED        1          17,823
NEWBRIDGE BANCORP              COM           65080T102       53      11,396  SH        SOLE                     11,396
NORTHEAST BANCORP              COM NEW       663904209    4,323     472,628  SH        SHARED        1         472,628
NORTHEAST BANCORP              COM NEW       663904209    2,766     302,372  SH        SOLE                    302,372
NORTH VALLEY BANCORP           COM NEW       66304M204    5,258     369,264  SH        SHARED        1         369,264
NORTH VALLEY BANCORP           COM NEW       66304M204    3,365     236,337  SH        SOLE                    236,337
OCEANFIRST FINL CORP           COM           675234108    2,369     172,324  SH        SHARED        1         172,324
OCEANFIRST FINL CORP           COM           675234108    1,516     110,264  SH        SOLE                    110,264
ORIENTAL FINL GROUP INC        COM           68618W100   16,690   1,250,210  SH        SHARED        1       1,250,210
ORIENTAL FINL GROUP INC        COM           68618W100    9,747     730,090  SH        SOLE                    730,090
OLD LINE BANCSHARES INC        COM           67984M100      806      71,354  SH        SHARED        1          71,354
OLD LINE BANCSHARES INC        COM           67984M100      477      42,281  SH        SOLE                     42,281
PACWEST BANCORP DEL            COM           695263103    3,164     127,728  SH        SHARED        1         127,728
PACWEST BANCORP DEL            COM           695263103    2,023      81,672  SH        SOLE                     81,672
PROVIDENT NEW YORK BANCORP     COM           744028101    7,725     829,717  SH        SHARED        1         829,717
PROVIDENT NEW YORK BANCORP     COM           744028101    4,942     530,827  SH        SOLE                    530,827
PEOPLES FED BANCSHARES INC     COM           711037101    1,885     108,369  SH        SHARED        1         108,369
PEOPLES FED BANCSHARES INC     COM           711037101    1,206      69,331  SH        SOLE                     69,331
PHH CORP                       COM NEW       693320202    8,603     378,138  SH        SHARED        1         378,138
PHH CORP                       COM NEW       693320202    5,502     241,862  SH        SOLE                    241,862
PNC FINL SVCS GROUP INC        COM           693475105    7,839     134,429  SH        SHARED        1         134,429
PNC FINL SVCS GROUP INC        COM           693475105    4,990      85,571  SH        SOLE                     85,571
SI FINL GROUP INC MD           COM           78425V104    3,704     322,061  SH        SHARED        1         322,061
SI FINL GROUP INC MD           COM           78425V104    2,370     206,045  SH        SOLE                    206,045
SIMPLICITY BANCORP             COM           828867101    7,438     497,532  SH        SHARED        1         497,532
SIMPLICITY BANCORP             COM           828867101    4,759     318,314  SH        SOLE                    318,314
SUNTRUST BKS INC               COM           867914103    5,360     189,049  SH        SHARED        1         189,049
SUNTRUST BKS INC               COM           867914103    3,429     120,951  SH        SOLE                    120,951
BANCORP INC DEL                COM           05969A105    8,451     770,389  SH        SHARED        1         770,389
BANCORP INC DEL                COM           05969A105    5,408     492,927  SH        SOLE                    492,927
US BANCORP DEL                 COM NEW       902973304    5,218     163,374  SH        SHARED        1         163,374
US BANCORP DEL                 COM NEW       902973304    3,319     103,910  SH        SOLE                    103,910
WASHINGTON BKG CO OAK HBR WA   COM           937303105    3,241     237,932  SH        SHARED        1         237,932
WASHINGTON BKG CO OAK HBR WA   COM           937303105    2,073     152,221  SH        SOLE                    152,221
WALKER & DUNLOP INC            COM           93148P102    1,853     111,203  SH        SHARED        1         111,203
WALKER & DUNLOP INC            COM           93148P102    1,184      71,097  SH        SOLE                     71,097
WELLS FARGO & CO NEW           COM           949746101    6,464     189,121  SH        SHARED        1         189,121
WELLS FARGO & CO NEW           COM           949746101    4,132     120,879  SH        SOLE                    120,879
WESTFIELD FINANCIAL INC NEW    COM           96008P104    1,608     222,467  SH        SHARED        1         222,467
WESTFIELD FINANCIAL INC NEW    COM           96008P104    1,028     142,233  SH        SOLE                    142,233
WILLIS LEASE FINANCE CORP      COM           970646105    3,405     237,960  SH        SHARED        1         237,960
WILLIS LEASE FINANCE CORP      COM           970646105    2,179     152,240  SH        SOLE                    152,240
WSB HOLDINGS INC               COM           92934C101      126      21,519  SH        SHARED        1          21,519
WSB HOLDINGS INC               COM           92934C101       59       9,988  SH        SOLE                      9,988


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